Quarterly Financial Information (Unaudited) (Details) - Schedule of unaudited condensed statement of cash flows - USD ($)	3 Months Ended	5 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
As Previously Reported [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net loss	$ (90,915)	$ (117,619)
Change in fair value of derivative warrant liabilities
Financing Costs – derivative warrant liabilities
Net cash used in operating activities		(347,771)	$ (427,301)
Net cash used in investing activities		(345,000,000)	(345,000,000)
Net cash provided by financing activities		346,524,614	346,524,614
Net change in cash		1,176,843
Restatement Adjustment [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net loss	(2,274,030)	(2,274,030)
Change in fair value of derivative warrant liabilities		1,585,500
Financing Costs – derivative warrant liabilities		688,530
Net cash used in operating activities
Net cash used in investing activities
Net cash provided by financing activities
Net change in cash
As Restated [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net loss	$ (2,364,945)	(2,391,649)
Change in fair value of derivative warrant liabilities		1,585,500
Financing Costs – derivative warrant liabilities		688,530
Net cash used in operating activities		(347,771)	(427,301)
Net cash used in investing activities		(345,000,000)	(345,000,000)
Net cash provided by financing activities		346,524,614	$ 346,524,614
Net change in cash		$ 1,176,843